SHAREHOLDERS' EQUITY (DEFICIENCY)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY (DEFICIENCY)[Abstract]
SHAREHOLDERS' EQUITY (DEFICIENCY)
NOTE 10 -	SHAREHOLDERS' EQUITY (DEFICIENCY)

A.
All the ordinary and preferred shares, options and warrants exercise prices, price per share and loss per share amounts have been adjusted retroactively for all periods presented in these financial statements, to reflect the 1 for 20 reverse stock split effected immediately prior to the consummation of the IPO on February 24, 2015 (See Note 1C).

B.
See Note 1D regarding the conversion on a 1:1 basis, of each and every class and series of the Company's authorized and outstanding preferred shares into the Company's Pre-Split Ordinary Shares and the conversion on a 1:1 basis of all outstanding preferred share warrants into warrants to purchase Pre-Split Ordinary Shares, each of which occurred immediately prior to the consummation of the IPO on February 24, 2015.

C.	Composition of preferred share capital and ordinary share capital:

	Authorized		Issued and outstanding
	December 31,		December 31,
	2 0 1 5	2 0 1 4	2 0 1 5	2 0 1 4
	Number of shares of NIS 0.2 par value (in thousands)

Ordinary shares	57,500	43,358	11,812	1,152

Preferred shares:
Series A Preferred shares	-	338	-	338
Series B Preferred shares	-	338	-	338
Series C-1 Preferred shares	-	875	-	821
Series C-2 Preferred shares	-	1,592	-	1,489
Series C-3 Preferred shares	-	1,500	-	-
Series D-1 Preferred shares	-	4,000	-	1,227
Series D-2 Preferred shares	-	3,000	-	-
Series D-3 Preferred shares	-	2,250	-	126
Series D-4 Preferred shares	-	250	-	-

D.	Preferred shares

(1)
The preferred shares provide their owners with similar rights to the ordinary shares with a liquidation preference. In the occurrence of a Liquidation Event (as such term was defined in the Company's Articles of Association), the preferred shares confer upon their holders preference rights, such that each preferred share entitles its holder to be paid out of the assets of the Company available for distribution to its shareholders, an amount per preferred share equal to its original issue price, plus a yield of 8% per annum.

(2)
Of the warrants issued to the lead investor, warrants to purchase 41,822 Series C1 preferred shares are exercisable at $4.99 per share and warrants to purchase 50,399 Series C2 preferred shares are exercisable at $5.38 per share. Prior to the IPO these warrants were classified as a liability in accordance with ASC 480 (see Note 9). Immediately prior to the Company's IPO upon the conversion of the warrants to purchase preferred shares into warrants to purchase ordinary shares, these warrants were converted into equity (See Note 9)

(3)
In consideration for brokerage services in connection with the series C preferred share investment: (i) on December 15, 2009, the Company issued warrants to purchase 18,586 preferred C2 shares, with an exercise price of $5.38 per share, which expired on November 22, 2014; and (ii) on April 27, 2010, the Company issued warrants to purchase 8,366 preferred C2 shares, with an exercise price of $5.38 per share, which expired on January 21, 2015. The warrants were classified as a liability in accordance with ASC No. 480 (see Note 9).Immediately prior to the Company's IPO upon the conversion of the warrants to purchase preferred shares into warrants to purchase ordinary shares, these warrants were converted into equity.

(4)
On March 17, 2011, the Company issued warrants to purchase 810,013 preferred D2 shares to series D1 investors, warrants to purchase 20,570 preferred D2 shares and warrants to purchase 25,196 preferred D1 shares in consideration for brokerage services. The warrants are classified as a liability in accordance with ASC No. 480 (see Note 9).

On February 24, 2015, these warrants were converted to equity and expired on March 17, 2015.

(5)
Immediately prior to the consummation of the IPO, on February 24, 2015, 4,338,998 preferred shares were converted into 4,338,998 Post-Split Ordinary Shares and warrants to purchase 948,000 preferred shares were converted into warrants to purchase 948,000 Post-Split Ordinary Shares. Therefore, as of the date hereof, the Company's share capital is comprised solely of ordinary shares and options and warrants to purchase ordinary shares.

E.	Ordinary shares

(1)
The ordinary shares provide their owners with rights to receive dividends in cash and shares, and rights to participate at the time of distributing liquidation dividends, subject to the preferential rights of the preferred shareholders, as described below. Additionally, the ordinary shareholders have the right to vote in shareholders' assemblies in a manner that each share provides one voting right to its holder.

(2)	Changes in ordinary share capital:

Description	Amount raised, gross		Shares issued	Price per share	Warrants issued
Ordinary shares on December 31, 2014	$59		1,152,138	-
Exercise of Anti-dilution Warrants (a)	-		205,599	-	390,276 ordinary shares warrants
Conversion to ordinary shares immediately prior to the IPO (Note 1D)	$20,197		4,338,998	-
Credit Line Warrants (d)	-		-	-	2,658,463 ordinary shares warrants to CLA investors
Exercise of options (c)	$16		307,467	$0.05
Exercise of Credit Line Warrants (e)	$29		1,557,507	$0.02
IPO (b)	$13,500		2,250,000	$6.00	1,125,000 Series A warrants, 3,375,000 Long Term Incentive Warrants (g); 100,000 warrants issued to lead underwriter and 15,000 warrants issued to legal counsel (f)
Private Placement (d)	$12,000		2,000,000	$6.00	1,000,000 Series A warrants and 3,000,000 Long Term Incentive Warrants issued to investors; and 87,127 warrants issued for brokerage services
Subtotal	$45,801
Less: Issuance expenses	$(3,849	)*
December 31, 2015	$41,952

(*)Issuance expenses do not include certain warrants with value of $321 issued in connection with the IPO and the Private Placement.

a)
On May 11, 2010, the Company issued, free of charge, to all of its shareholders (except for certain ordinary shareholders), warrants to purchase an aggregate of 390,276 ordinary shares (hereafter- "Anti-dilution Warrants"). The Anti-dilution Warrants were issued in order to prevent the dilution of the holdings of such Company shareholders due to certain options granted to the Company's CEO (hereafter- "CEO options"). The Anti-dilution Warrants will be automatically exercised, without consideration (unless the holder thereof objects to such exercise), upon the exercise by the Company's CEO of the CEO Options. The fair value of the Anti-dilution Warrants on the grant date is immaterial. Immediately prior to the consummation of the IPO, the CEO exercised the CEO options and 171,715 Anti-dilution Warrants were automatically exercised and additional 33,884 were exercised following the IPO and prior to December 31, 2015. As of December 31, 2015 there are 180,192 Anti-dilution Warrants outstanding.

b)
On February 24, 2015, the Company consummated an IPO in the U.S. of 2,000,000 units at a public offering price of $6 per unit, before underwriting discounts and offering expenses. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long Term Incentive Warrants. Each whole Series A Warrant entitles the holder to purchase one ordinary share at an exercise price of $7.50. Upon vesting, each Long Term Incentive Warrant will entitle the holder to purchase one ordinary share at an exercise price of $6.90.

The Company granted the underwriters a 45-day over-allotment option to purchase up to 300,000 additional units (together with an accompanying 450,000 Long Term Incentive Warrants). The option to purchase additional 100,000 units was partially exercised on March 6, 2015. The units were separated into one ordinary share and one-half of a Series A Warrant to purchase one ordinary share on March 18, 2015, and the units ceased to exist as of such date. On April 6, 2015, the option to purchase additional 150,000 ordinary shares and 75,000 Series A Warrants was partially exercised. The Company received net proceeds from the IPO and partial exercise of the over-allotment option of approximately $10.8 million (net of issuance cost of approximately $2.9 million, including certain warrants with value of $196 issued in connection with the IPO). The Company's ordinary shares and Series A Warrants are listed on the NASDAQ Capital Market under the symbols “CHEK,” and “CHEKW,” respectively.

c)	Immediately prior to the consummation of the IPO, certain members of the Company's management exercised 307,467 options granted to them under the 2006 Unit Option Plan.

d)
On August 20, 2014, the Company entered into a certain credit line agreement, pursuant to which it obtained a credit line in an aggregate principal amount of $12 million from certain lenders and existing shareholders (the “Lenders”).  The credit line amount was deposited in an escrow account at the closing, which was consummated on October 14, 2014. The Company issued to each Lender at closing a warrant (collectively, the “Credit Line Warrants”), to purchase a number of the Company's ordinary shares constituting 2% of its share capital on a fully diluted basis (assuming conversion of all of the Company's convertible securities into ordinary shares at a 1:1 conversion rate) as of the closing for each $1 million (or portion thereof) extended by such Lender.  The Company issued Credit Line Warrants (“CLA Warrants”) to purchase in the aggregate 2,658,463 of its ordinary shares.  The CLA Warrants are exercisable for a period of ten years at an exercise price of NIS 0.2 per share, and may be exercised on a net issuance basis. The CLA Warrants issued are considered outstanding and are exercisable at any time from the date issued with an exercise price of nominal amount.

Under the terms of the credit line agreement, the Company directed that the entire credit line amount be invested in a Private Placement, from the lenders that was deposited in escrow and consummated concurrently with the consummation of the IPO on February 24, 2015. The Company issued to the Lenders 2,000,000 units at a price of $6 per unit, before issuance cost. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long Term Incentive Warrants. Each whole Series A Warrant entitles the holder to purchase one ordinary share at an exercise price of $7.50. Upon vesting, each Long Term Incentive Warrant will entitle the holder to purchase one ordinary share at an exercise price of $6.90. The Company received net proceeds from the Private Placement of approximately $10.9 million, (net of issuance cost of approximately $1.2 million, including certain warrants with value of $125 issued in connection with the Private Placement).

Certain finders engaged by the Company in connection with the credit line agreement and upon the closing of the Private Placement, the Company issued warrants to purchase 70,010 ordinary shares, with an exercise price of $5.06 per share and exercisable until the end of two years from grant date, and warrants to purchase 17,117 ordinary shares, with an exercise price of NIS 0.2 ($0.05) per share and exercisable until the end of two years from grant date. These grants were accounted for as a deduction of equity. In addition, the brokerage services providers received $0.9 million in cash commission.

e)
Certain Private Placement investors exercised warrants to purchase an aggregate 569,355 ordinary shares of the Company at a price per share equal to NIS 0.2 ($0.05) and warrants to purchase an aggregate 988,152 ordinary shares of the Company on a cashless basis, which resulted in the expiration of 24,277 CLA Warrants.

f)
Upon the closing of the IPO, the Company issued warrants to purchase 100,000 ordinary shares at an exercise price of $7.50 to the IPO lead underwriter and warrants to purchase 15,000 ordinary shares at an exercise price of $6 to the Company's U.S. legal counsel.

g)
On June 24, 2015, the Company entered into Amendment No. 1 to the Warrant Agreement, dated June 24, 2015, between the Company and American Stock Transfer & Trust Company LLC, as Warrant Agent, to extend the Registration Due Date to the date which is 180 days following the date of closing of the Company's initial public offering (i.e., August 23, 2015) in order to allow the shareholders who were the original purchasers of IPO Units additional time to become the direct registered owners of the ordinary shares underlying the IPO Units. On August 23, 2015, 1,298,374 Long Term Incentive Warrants expired.